UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07702

The Value Line Asset Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 12/31/11 is included with this Form.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)	December 31, 2011

Shares		Value
COMMON STOCKS (78.0%)

	CONSUMER DISCRETIONARY (14.8%)
6,000	Arbitron, Inc.	$206,460
2,200	AutoZone, Inc. *	714,934
3,000	Bed Bath & Beyond, Inc. *	173,910
2,000	BJ’s Restaurants, Inc. *	90,640
3,000	BorgWarner, Inc. *	191,220
6,000	Brinker International, Inc.	160,560
2,000	Buffalo Wild Wings, Inc. *	135,020
1,000	Chipotle Mexican Grill, Inc. *	337,740
2,400	Coach, Inc.	146,496
5,000	Crocs, Inc. *	73,850
3,000	Darden Restaurants, Inc.	136,740
3,600	Deckers Outdoor Corp. *	272,052
3,000	DIRECTV Class A *	128,280
6,000	Domino’s Pizza, Inc. *	203,700
3,000	DSW, Inc. Class A	132,630
2,000	Fossil, Inc. *	158,720
2,700	Genesco, Inc. *	166,698
3,000	Genuine Parts Co.	183,600
4,000	Gildan Activewear, Inc.	75,160
6,000	Johnson Controls, Inc.	187,560
4,000	Life Time Fitness, Inc. *	187,000
14,000	LKQ Corp. *	421,120
2,000	McDonald’s Corp.	200,660
5,400	Monro Muffler Brake, Inc.	209,466
2,000	New Oriental Education & Technology Group, Inc. ADR *	48,100
2,000	NIKE, Inc. Class B	192,740
4,000	O’Reilly Automotive, Inc. *	319,800
3,600	Peet’s Coffee & Tea, Inc. *	225,648
3,700	Penn National Gaming, Inc. *	140,859
1,500	Pool Corp.	45,150
500	Priceline.com, Inc. *	233,855
6,000	PVH Corp.	422,940
1,000	Ralph Lauren Corp.	138,080
3,200	Signet Jewelers Ltd.	140,672
3,000	Starbucks Corp.	138,030
4,000	Sturm, Ruger & Co., Inc.	133,840
4,000	Tim Hortons, Inc.	193,680
9,000	TJX Companies, Inc. (The)	580,950
5,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	324,600
2,000	Under Armour, Inc. Class A *	143,580
3,400	Warnaco Group, Inc. (The) *	170,136
4,000	Williams-Sonoma, Inc.	154,000
4,000	Wolverine World Wide, Inc.	142,560
1,000	Wynn Resorts Ltd.	110,490
9,400	Yum! Brands, Inc.	554,694
		9,448,620
	CONSUMER STAPLES (4.9%)
2,300	British American Tobacco PLC ADR	218,224
2,000	Bunge Ltd.	114,400
12,800	Church & Dwight Co., Inc.	585,728
3,400	Corn Products International, Inc.	178,806
2,000	Costco Wholesale Corp.	166,640
15,450	Flowers Foods, Inc.	293,241
4,000	General Mills, Inc.	161,640
3,000	Herbalife Ltd.	155,010
14,400	Hormel Foods Corp.	421,776

Shares		Value
2,000	Mead Johnson Nutrition Co.	$137,460
2,000	PepsiCo, Inc.	132,700
3,000	Ruddick Corp.	127,920
3,000	TreeHouse Foods, Inc. *	196,140
3,300	Whole Foods Market, Inc.	229,614
		3,119,299
	ENERGY (2.3%)
2,000	Cabot Oil & Gas Corp.	151,800
3,000	Concho Resources, Inc. *	281,250
2,000	Devon Energy Corp.	124,000
5,400	FMC Technologies, Inc. *	282,042
2,000	Oil States International, Inc. *	152,740
3,000	Rosetta Resources, Inc. *	130,500
2,000	SM Energy Co.	146,200
5,000	World Fuel Services Corp.	209,900
		1,478,432
	FINANCIALS (5.5%)
4,000	Affiliated Managers Group, Inc. *	383,800
6,300	AFLAC, Inc.	272,538
3,000	Ameriprise Financial, Inc.	148,920
11,700	Arch Capital Group Ltd. *	435,591
2,400	Bank of Montreal	131,544
5,500	Bank of Nova Scotia	273,955
3,300	BlackRock, Inc.	588,192
9,700	Eaton Vance Corp.	229,308
1,400	FBL Financial Group, Inc. Class A	47,628
4,000	HCP, Inc.	165,720
2,000	M&T Bank Corp.	152,680
1,800	Portfolio Recovery Associates, Inc. *	121,536
2,000	ProAssurance Corp.	159,640
3,000	Saul Centers, Inc.	106,260
3,000	Stifel Financial Corp. *	96,150
3,800	T. Rowe Price Group, Inc.	216,410
		3,529,872
	HEALTH CARE (11.5%)
14,000	Akorn, Inc. *	155,680
11,000	Alexion Pharmaceuticals, Inc. *	786,500
2,800	Allergan, Inc.	245,672
2,400	Bio-Reference Laboratories, Inc. *	39,048
6,000	Cerner Corp. *	367,500
6,000	Edwards Lifesciences Corp. *	424,200
4,000	Endo Pharmaceuticals Holdings, Inc. *	138,120
8,800	Express Scripts, Inc. *	393,272
4,600	Fresenius Medical Care AG & Co. KGaA ADR	312,708
5,700	Henry Schein, Inc. *	367,251
6,000	HMS Holdings Corp. *	191,880
7,000	IDEXX Laboratories, Inc. *	538,720
8,000	MAKO Surgical Corp. *	201,680
2,000	Mednax, Inc. *	144,020
2,000	Mettler-Toledo International, Inc. *	295,420
2,800	MWI Veterinary Supply, Inc. *	186,032
6,750	Neogen Corp. *	206,820
2,000	Novo Nordisk A/S ADR	230,520
700	Orthofix International N.V. *	24,661
7,000	Owens & Minor, Inc.	194,530
6,400	Pharmasset, Inc. *	820,480
3,600	SXC Health Solutions Corp. *	203,328

1

Value Line Asset Allocation Fund, Inc.

December 31, 2011

Shares		Value
6,000	Teva Pharmaceutical Industries Ltd. ADR	$242,160
2,300	Thermo Fisher Scientific, Inc. *	103,431
3,000	UnitedHealth Group, Inc.	152,040
3,000	Universal Health Services, Inc. Class B	116,580
5,400	Volcano Corp. *	128,466
2,000	WellPoint, Inc.	132,500
		7,343,219
	INDUSTRIALS (18.5%)
4,000	Acacia Research - Acacia Technologies *	146,040
7,000	Actuant Corp. Class A	158,830
6,600	Acuity Brands, Inc.	349,800
11,250	AMETEK, Inc.	473,625
3,000	C.H. Robinson Worldwide, Inc.	209,340
6,400	Canadian National Railway Co.	502,784
6,000	Chicago Bridge & Iron Co. N.V.	226,800
3,300	CLARCOR, Inc.	164,967
3,000	Clean Harbors, Inc. *	191,190
3,600	Colfax Corp. *	102,528
5,400	Danaher Corp.	254,016
4,000	Donaldson Co., Inc.	272,320
5,000	Eaton Corp.	217,650
5,000	EnerSys *	129,850
5,300	Esterline Technologies Corp. *	296,641
5,000	Exelis, Inc.	45,250
2,000	FedEx Corp.	167,020
3,500	Flowserve Corp.	347,620
2,000	Gardner Denver, Inc.	154,120
3,000	HEICO Corp.	175,440
4,000	IDEX Corp.	148,440
3,000	IHS, Inc. Class A *	258,480
2,800	II-VI, Inc. *	51,408
5,000	Iron Mountain, Inc.	154,000
2,500	ITT Corp.	48,325
3,300	J.B. Hunt Transport Services, Inc.	148,731
11,400	Kansas City Southern *	775,314
4,400	Kirby Corp. *	289,696
3,500	L-3 Communications Holdings, Inc.	233,380
6,200	Polypore International, Inc. *	272,738
15,000	Republic Services, Inc.	413,250
9,000	Rollins, Inc.	199,980
4,600	Roper Industries, Inc.	399,602
5,000	Rush Enterprises, Inc. Class A *	104,600
8,600	Stericycle, Inc. *	670,112
3,000	Teledyne Technologies, Inc. *	164,550
3,000	Toro Co. (The)	181,980
2,500	TransDigm Group, Inc. *	239,200
3,000	Twin Disc, Inc.	108,960
3,000	U.S. Ecology, Inc.	56,340
2,400	Union Pacific Corp.	254,256
800	United Stationers, Inc.	26,048
5,000	United Technologies Corp.	365,450
2,000	Valmont Industries, Inc.	181,580
3,200	W.W. Grainger, Inc.	599,008
15,750	Waste Connections, Inc.	521,955
5,600	Woodward Inc.	229,208
5,000	Xylem, Inc.	128,450
		11,810,872
	INFORMATION TECHNOLOGY (11.0%)
3,000	Accenture PLC Class A	159,690

Shares		Value
5,000	Acme Packet, Inc. *	$154,550
12,000	Activision Blizzard, Inc.	147,840
2,000	Alliance Data Systems Corp. *	207,680
10,000	Amphenol Corp. Class A	453,900
2,400	Anixter International, Inc. *	143,136
15,000	ANSYS, Inc. *	859,200
600	Apple, Inc. *	243,000
5,400	Avago Technologies Ltd.	155,844
1,400	Baidu, Inc. ADR *	163,058
1,000	Blackbaud, Inc.	27,700
4,000	Check Point Software Technologies Ltd. *	210,160
4,000	Cognizant Technology Solutions Corp. Class A *	257,240
3,000	Coherent, Inc. *	156,810
4,400	CommVault Systems, Inc. *	187,968
2,500	Equinix, Inc. *	253,500
300	Google, Inc. Class A *	193,770
6,500	Informatica Corp. *	240,045
5,100	j2 Global, Inc.	143,514
3,600	Liquidity Services, Inc. *	132,840
500	MasterCard, Inc. Class A	186,410
3,400	MICROS Systems, Inc. *	158,372
4,000	Rackspace Hosting, Inc. *	172,040
4,500	Salesforce.com, Inc. *	456,570
4,000	Solera Holdings, Inc.	178,160
5,700	Synchronoss Technologies, Inc. *	172,197
6,000	Taleo Corp. Class A *	232,140
9,000	TIBCO Software, Inc. *	215,190
3,000	Ultimate Software Group, Inc. (The) *	195,360
6,000	VeriFone Systems, Inc. *	213,120
2,100	VMware, Inc. Class A *	174,699
3,000	Wright Express Corp. *	162,840
		7,008,543
	MATERIALS (6.2%)
4,000	Air Products & Chemicals, Inc.	340,760
4,000	Albemarle Corp.	206,040
7,000	AptarGroup, Inc.	365,190
5,200	Balchem Corp.	210,808
3,700	Ball Corp.	132,127
1,000	CF Industries Holdings, Inc.	144,980
6,000	Crown Holdings, Inc. *	201,480
2,700	Cytec Industries, Inc.	120,555
3,400	Hawkins, Inc.	125,324
2,000	NewMarket Corp.	396,220
5,400	Praxair, Inc.	577,260
6,000	Rockwood Holdings, Inc. *	236,220
3,100	Scotts Miracle-Gro Co. (The) Class A	144,739
8,400	Sigma-Aldrich Corp.	524,664
2,000	TPC Group, Inc. *	46,660
4,000	Valspar Corp. (The)	155,880
		3,928,907
	TELECOMMUNICATION SERVICES (1.6%)
2,400	AboveNet, Inc. *	156,024
4,400	American Tower Corp. Class A	264,044
4,000	Crown Castle International Corp. *	179,200
9,000	SBA Communications Corp. Class A *	386,640
		985,908

2

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	UTILITIES (1.7%)
4,000	ITC Holdings Corp.	$303,520
3,300	NSTAR	154,968
2,000	Oneok, Inc.	173,380
3,000	Questar Corp.	59,580
2,600	South Jersey Industries, Inc.	147,706
6,000	Wisconsin Energy Corp.	209,760
		1,048,914
	TOTAL COMMON STOCKS (Cost $34,204,544) (78.0%)	49,702,586
Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (5.8%)

$343,028	Federal Home Loan Mortgage Corp., 4.50%, 6/15/23	350,321
517,940	Federal Home Loan Mortgage Corp., 4.50%, 10/15/27	539,122
234,562	Federal Home Loan Mortgage Corp., Gold PC Pool# J03316, 5.00%, 9/1/21	252,468
857,909	Federal National Mortgage Association, 4.50%, 10/25/39	928,321
739,918	Federal National Mortgage Association, 4.50%, 4/1/40	787,998
124,293	Federal National Mortgage Association, 4.50%, 7/1/40	132,370
638,417	Government National Mortgage Association, 5.50%, 1/15/36	717,920
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $3,511,409) (5.8%)	3,708,520
CORPORATE BONDS & NOTES (8.0%)

	COMMUNICATIONS (3.9%)
1,000,000	BellSouth Corp., 5.20%, 9/15/14	1,105,493
1,000,000	Verizon Communications, Inc., 8.75%, 11/1/18	1,350,726
		2,456,219
	CONSUMER, NON-CYCLICAL (0.8%)
500,000	JM Smucker Co. (The), 3.50%, 10/15/21	511,524
	DIVERSIFIED (2.2%)
500,000	General Electric Capital Corp. MTN, 3.35%, 10/17/16	520,699
1,000,000	Goldman Sachs Group, Inc. (The), 1.02%, 3/22/16 (1)	863,158
		1,383,857

Principal Amount		Value
	ENERGY (1.1%)
$700,000	Schlumberger Investment SA, 3.30%, 9/14/21 (2)	$719,136
	TOTAL CORPORATE BONDS & NOTES (Cost $4,644,720) (8.0%)	5,070,736

U.S. TREASURY OBLIGATIONS (5.2%)

	U.S. TREASURY NOTES & BONDS (5.2%)
1,000,000	U.S. Treasury Bonds, 4.50%, 5/15/38	1,317,812
1,000,000	U.S. Treasury Notes, 1.38%, 9/30/18	1,005,391
1,000,000	U.S. Treasury Notes, 2.13%, 8/15/21	1,025,625
		3,348,828
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,031,452) (5.2%)	3,348,828
	TOTAL INVESTMENT SECURITIES (97.0%) (Cost $45,392,125)	61,830,670
SHORT-TERM INVESTMENTS (1.7%)

	REPURCHASE AGREEMENTS (1.7%)
1,100,000	With Morgan Stanley, 0.00%, dated 12/30/11, due 01/03/12, delivery value $1,100,000 (collateralized by $1,070,000 U.S. Treasury Notes 2.1250% due 11/30/14, with a value of $1,126,032)	1,100,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,100,000) (1.7%)	1,100,000
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)		827,267
NET ASSETS (3) (100%)		$63,757,937
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($63,757,937 ÷ 3,091,823 shares outstanding)		$20.62

*	Non-income producing.
(1)	Floating rate note. The interest rate shown reflects the rate as of December 31, 2011.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	For federal income tax purposes, the aggregate cost was $46,492,125, aggregate gross unrealized appreciation was $17,451,024, aggregate gross unrealized depreciation was $1,012,479 and the net unrealized appreciation was $16,438,545.
ADR	American Depositary Receipt.
MTN	Medium Term Note.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of December 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$49,702,586	$0	$0	$49,702,586
U.S. Government Agency Obligations	0	3,708,520	0	3,708,520
Corporate Bonds & Notes	0	5,070,736	0	5,070,736
U.S. Treasury Obligations	0	3,348,828	0	3,348,828
Short-Term Investments	0	1,100,000	0	1,100,000

Total Investments in Securities	$49,702,586	$13,228,084	$0	$62,930,670

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011- 04, “Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Specifically, the guidance specifies that the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Fund is currently assessing the impact of this guidance on its financial statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended December 31, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended December 31, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2.  Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:
Mitchell E. Appel, President

Date:

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Mitchell E. Appel, President, Principal Executive Officer

By:
Emily D. Washington, Treasurer, Principal Financial Officer

Date: